SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Schedule of Revenues by Service Categories
Revenue by service categories

	For the years ended December 31,
	2010	2011	2012

Revenues:
Air Travel Media Network:
Digital frames in airports	$113,196	$126,539	$137,342
Digital TV screens in airports	28,905	21,937	13,731
Digital TV screens on airplanes	27,564	26,734	26,612
Traditional media in airports	48,418	73,535	83,478
Other revenues in air travel	4,063	6,416	7,346
Gas Station Media Network	3,664	12,873	14,217
Other Media	10,650	9,787	10,239

	$236,460	$277,821	$292,965